10-Q Investments - Schedule of Restricted Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Marketable Securities [Line Items]
Restricted fixed maturity securities	$ 434,650	$ 279,958		$ 91,309
Restricted short-term investments	12,712	4,864		24,699
Restricted cash and cash equivalents	18,494	1,698	$ 10,396	15,992
Restricted assets	465,856	286,520		132,000
U.S. government and government agency
Marketable Securities [Line Items]
Restricted fixed maturity securities	224,415	142,297		13,932
State and municipal
Marketable Securities [Line Items]
Restricted fixed maturity securities	19,428	19,585		18,972
Commercial mortgage-backed securities
Marketable Securities [Line Items]
Restricted fixed maturity securities	20,781	9,333		6,715
Residential mortgage-backed securities
Marketable Securities [Line Items]
Restricted fixed maturity securities	77,507	35,313		19,570
Asset-backed securities
Marketable Securities [Line Items]
Restricted fixed maturity securities	33,330	23,798		7,343
Corporate
Marketable Securities [Line Items]
Restricted fixed maturity securities	$ 59,189	$ 49,632		$ 24,777